Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement of comprehensive income [abstract]
Net income	$ 3,649	$ 4,253	$ 6,863	$ 8,348
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(20)	(892)	612	(1,145)
Provision for credit losses recognized in income		(4)		(11)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(81)	(18)	(113)	(29)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(101)	(914)	499	(1,185)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	1,537	198	582	1,672
Net foreign currency translation gains (losses) from hedging activities	(611)	137	(547)	(370)
Reclassification of losses (gains) on foreign currency translation to income		0		(18)
Reclassification of losses (gains) on net investment hedging activities to income		0		17
Foreign currency translation adjustments	926	335	35	1,301
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(193)	869	(591)	967
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	84	117	86	148
Net change in cash flow hedges	(109)	986	(505)	1,115
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	(129)	765	(359)	1,048
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	309	853	(487)	1,033
Net gains (losses) on equity securities designated at fair value through other comprehensive income	8	4	18	43
Total items that will not be reclassified subsequently to income	188	1,622	(828)	2,124
Total other comprehensive income (loss), net of taxes	904	2,029	(799)	3,355
Total comprehensive income (loss)	4,553	6,282	6,064	11,703
Total comprehensive income attributable to:
Shareholders	4,549	6,278	6,061	11,695
Non-controlling interests	4	4	3	8
Total comprehensive income (loss)	4,553	6,282	6,064	11,703
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	20	(291)	191	(368)
Provision for credit losses recognized in income	1	(1)	1	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(21)	(3)	(30)	(4)
Unrealized foreign currency translation gains (losses)	1		1
Net foreign currency translation gains (losses) from hedging activities	(226)	52	(64)	(118)
Reclassification of losses (gains) on net investment hedging activities to income		0		6
Net gains (losses) on derivatives designated as cash flow hedges	(76)	329	(140)	363
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	33	42	34	53
Remeasurement gains (losses) on employee benefit plans	(49)	267	(72)	367
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	119	302	(187)	366
Net gains (losses) on equity securities designated at fair value through other comprehensive income	3	(5)	15	(1)
Total income tax expenses (recoveries)	$ (195)	$ 692	$ (251)	$ 662